Balance Sheet - USD ($)	Jun. 30, 2021	Feb. 04, 2021		Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash	$ 1,176,974
Prepaid expenses	153,351
Total current assets	1,330,325
Investments held in Trust Account	552,007,459
Deferred offering costs associated with initial public offering		29,249
Total Assets	553,337,784	29,249
Current liabilities:
Accounts payable	44,029
Accrued expenses	70,000	5,000
Franchise tax payable	84,433
Total current liabilities	198,462	5,000
Non-current liabilities:
Deferred underwriting commissions	19,320,000
Derivative warrant liabilities	61,604,799
Total Liabilities	81,123,261
Commitments and contingencies
Class A common stock, $0.0001 par value; 46,721,452 shares subject to possible redemption at $10.00 per share	467,214,520
Stockholders’ Equity:
Preferred stock value
Class A common stock, $0.0001 par value; 380,000,000 shares authorized; 8,478,548 shares issued and outstanding (excluding 46,721,452 shares subject to possible redemption)	848
Class B common stock, $0.0001 par value; 20,000,000 shares authorized; 13,800,000 shares issued and outstanding	1,380	1,380	[1],[2]
Additional paid-in capital	36,838,090	23,620
Accumulated deficit	(31,840,315)	(751)
Total Stockholders’ Equity	5,000,003	24,249
Total Liabilities and Stockholders’ Equity	553,337,784	$ 29,249
EQRx, INC.
Current assets:
Cash	500,158,000			$ 489,682,000	$ 18,478,000
Prepaid expenses and other current assets	8,798,000			2,594,000	25,000
Total current assets	508,956,000			492,276,000	18,503,000
Property and equipment, net	2,436,000			2,720,000	78,000
Restricted cash	633,000			633,000	844,000
Right-of-use asset	3,799,000			4,863,000
Other non-current assets	5,269,000			36,000	114,000
Total Assets	521,093,000			500,528,000	19,539,000
Current liabilities:
Accounts payable	7,823,000			1,319,000	1,045,000
Accrued expenses	13,465,000			11,165,000	1,114,000
Convertible promissory notes					25,882,000
Lease liability, current	2,927,000			1,712,000
Total current liabilities	24,215,000			14,196,000	28,041,000
Non-current liabilities:
Lease liability, non-current	1,861,000			3,373,000
Restricted stock repurchase liability	1,169,000			877,000	4,000
Total Liabilities	27,245,000			18,446,000	28,045,000
Commitments and contingencies
Stockholders’ Equity:
Class A common stock, $0.0001 par value; 380,000,000 shares authorized; 8,478,548 shares issued and outstanding (excluding 46,721,452 shares subject to possible redemption)	4,000			3,000	2,000
Additional paid-in capital	2,267,000			415,000
Accumulated deficit	(319,834,000)			(258,491,000)	(8,508,000)
Total Stockholders’ Equity	(317,563,000)			(258,073,000)	(8,506,000)
Total Liabilities and Stockholders’ Equity	521,093,000			500,528,000	19,539,000
Series A Convertible Preferred Stock | EQRx, INC.
Non-current liabilities:
Convertible preferred stock value	243,536,000			243,536,000
Series B Convertible Preferred Stock | EQRx, INC.
Non-current liabilities:
Convertible preferred stock value	$ 567,875,000			$ 496,619,000

[1]	The shares and the associated amounts have been retroactively restated to reflect a 1:1.2 stock split of Class B common stock on April 6, 2021, resulting in an aggregate of 13,800,000 shares of Class B common stock outstanding (see Note 5).
[2]	This number includes up to 1,800,000 shares of Class B common stock subject to forfeiture by the Sponsor if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).